Acquisitions and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of considerations transferred for the S&P/DJ Indices acquisition
The tables below present the consideration transferred and the allocation of purchase price to the assets and liabilities of the DJI business acquired as a result of the transaction.

Consideration Transferred

(in millions)
Fair value of 27% of S&P Index	$571
Fair value of redeemable noncontrolling interest associated with net assets acquired	221
Total	$792

Schedule of purchase price allocation for the S&P/DJ Indices acquisition
Purchase Price Allocation

(in millions)
Current assets	$79
Intangible assets:
Indefinite-lived intangibles	470
Customer relationships	110
Other intangibles	33
Goodwill	111
Current liabilities	(11)
Total net assets	$792

Schedule of liabilities assumed by acquisition
Liabilities assumed in conjunction with the acquisition of businesses are as follows:

(in millions)	Years ended December 31,
	2014	2013	2012
Fair value of assets acquired	$67	$—	$1,071
Fair value of consideration transferred for DJI business	—	—	792
Cash paid (net of cash acquired)	52	—	177
Liabilities assumed [1]	$15	$—	$102

[1] 2013 acquisitions did not result in any liabilities assumed.

Schedule of components of income and assets and liabilities from discontinued operations
The key components of income from discontinued operations for the periods ended June 30, 2014 consist of the following:

(in millions)	Three Months	Six Months
Revenue	$44	$84
Expenses	34	63
Operating income	10	21
Provision for taxes on income	4	9
Income from discontinued operations, net of tax	$6	$12

The key components of income from discontinued operations consist of the following:

(in millions)	Years ended December 31,
	2014	2013	2012
Revenue	$139	$441	$2,242
Expenses	110	436	2,426
Operating income (loss)	29	5	(184)
Interest expense (income), net	—	2	(2)
Income (loss) before taxes on income (loss)	29	3	(182)
Provision for taxes on income (loss)	11	—	27
Income (loss) from discontinued operations, net of tax	18	3	(209)
Pre-tax gain on sale from discontinued operations	289	888	—
Provision for taxes on gain on sale	129	299	—
Gain on sale of discontinued operations, net of tax	160	589	—
Discontinued operations, net	178	592	(209)
Less: net (loss) income attributable to noncontrolling interests	—	(1)	5
Income (loss) from discontinued operations attributable to McGraw Hill Financial, Inc. common shareholders	$178	$593	$(214)

The components of assets and liabilities held for sale related to McGraw Hill Construction in the consolidated balance sheet consist of the following:

(in millions)	December 31, 2013
Accounts receivable, net	$30
Goodwill	3
Other assets	3
Assets held for sale	$36

Accounts payable and accrued expenses	$13
Unearned revenue	41
Liabilities held for sale	$54